Share-Based Compensation - RSUs and DSUs that Remain Outstanding (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 37.82	$ 96.24
Outstanding (in shares)	376,296	169,195	179,167
Vested (in shares)	101,556
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	209,322
Vested (in shares)	23,516
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	80,942
Vested (in shares)	51,015
Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	86,032
Vested (in shares)	27,025
Bottom of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 10.45
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	25.00
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	88.68
Top of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	24.99
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	88.67
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $ / shares	$ 123.84